SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Aug. 31, 2023	Oct. 31, 2024	Oct. 31, 2023	Jul. 31, 2024	Aug. 02, 2022
Allowance for doubtful accounts		$ 0		$ 0
Advertising costs		0	$ 0
Right of use asset recognized					$ 8,704
Borrowing rate					5.00%
Decrease in operating lease liabilities		0	$ (356)
IRS penalty amount				$ 47,030
IRS penalty refund amount		$ 24,953
RQS [Member]
Ownership interest		10.00%
Series B And Series A Preferred Stock [Member]
Conversion rate of preferred to common stock		100
Convertible Series B Preferred Stock [Member]
Antidilutive shares				8,000,000
Hong Kong Office Facility [Member]
Decrease in operating lease liabilities	$ 6,080